Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 395	$ 381	$ 382	$ 378
Provision for credit losses
Originations	12	18	35	51
Maturities	(7)	(7)	(16)	(18)
Changes in risk, parameters and exposures	24	9	41	19
Write-offs	(12)	(14)	(34)	(39)
Recoveries	2	2	4	4
Exchange rate and other	(5)		(3)	(6)
Balance at end of period	409	389	409	389
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	140	149	142	140
Provision for credit losses
Transfers to Stage 1	21	10	64	49
Transfers to Stage 2	(4)	(4)	(9)	(15)
Transfers to Stage 3	(1)		(2)	(1)
Originations	12	18	35	51
Maturities	(4)	(3)	(10)	(9)
Changes in risk, parameters and exposures	(19)	(20)	(76)	(66)
Exchange rate and other	(1)	1		2
Balance at end of period	144	151	144	151
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	63	62	64	65
Provision for credit losses
Transfers to Stage 1	(16)	(10)	(52)	(49)
Transfers to Stage 2	4	5	11	17
Transfers to Stage 3	(6)	(6)	(24)	(14)
Maturities	(3)	(4)	(6)	(9)
Changes in risk, parameters and exposures	28	18	77	54
Exchange rate and other				1
Balance at end of period	70	65	70	65
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	192	170	176	173
Provision for credit losses
Transfers to Stage 1	(5)		(12)
Transfers to Stage 2		(1)	(2)	(2)
Transfers to Stage 3	7	6	26	15
Changes in risk, parameters and exposures	15	11	40	31
Write-offs	(12)	(14)	(34)	(39)
Recoveries	2	2	4	4
Exchange rate and other	(4)	(1)	(3)	(9)
Balance at end of period	$ 195	$ 173	$ 195	$ 173